Share-based payments - Details grants Materialise cash settled (Detail) - Materialise cash settled share based payment plan [member]	12 Months Ended
	Dec. 31, 2021 yr € / shares	Dec. 31, 2020 yr € / shares	Dec. 31, 2019 yr € / shares
Disclosure of details grants materialise cash settled [line items]
Return dividend	0.00%	0.00%	0.00%
Expected volatility	80.00%	84.00%	49.00%
Risk-free interest rate	0.18%	(0.34%)	0.10%
Expected life | yr	0.25	0.25	0.25
Exercise price (in EUR)	€ 8.81	€ 8.81	€ 8.81
Stock price (in EUR)	21.05	44.20	16.32
Fair value SAR	€ 12.26	€ 35.38	€ 7.52